Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
9. FAIR VALUE OF FINANCIAL INSTRUMENTS
The following table presents the financial assets and liabilities the company records at fair value on a recurring basis identified by the level of inputs used to determine fair value. See Note 1 for the definitions of these levels and for further information on our financial instruments.

	December 31, 2019			December 31, 2018
$ in millions	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets (Liabilities)
Marketable securities	$364	$1	$365	$319	$1	$320
Marketable securities valued using NAV			17			15
Total marketable securities	364	1	382	319	1	335
Derivatives	—	(3)	(3)	—	(10)	(10)

The notional value of the company’s foreign currency forward contracts at December 31, 2019 and 2018 was $98 million and $114 million, respectively. The portion of notional value designated as a cash flow hedge at
December 31, 2019 was $7 million. At December 31, 2018, no portion of the notional value was designated as a cash flow hedge.
The derivative fair values and related unrealized gains/losses at December 31, 2019 and 2018 were not material.
There were no transfers of financial instruments between the three levels of the fair value hierarchy during the years ended December 31, 2019 and 2018.
The carrying value of cash and cash equivalents and commercial paper approximates fair value.